Share-Based Compensation - Schedule of Unvested Share Activity (Details)	6 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 £ / shares shares	Jun. 30, 2020 £ / shares
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | £ / shares		£ 25.29	£ 8.19
Ordinary Shares
Number of Shares
Unvested and Outstanding, beginning balance (in shares) | shares	13,757	13,757
Granted (in shares) | shares	0	0
Vested (in shares) | shares	(13,757)	(13,757)
Forfeited (in shares) | shares	0	0
Unvested and Outstanding, ending balance (in shares) | shares	0	0
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 2.36
Granted (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	2.36
Forfeited (in dollars per share) | $ / shares	0
Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 0